Short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term investments.
Schedule of short-term investments

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000
Wealth management products	29,873	41,947
Time deposits	45,624	13,000
Total	75,497	54,947